Risk management	6 Months Ended
Jun. 30, 2022
Risk management [abstract]
Risk management
Credit risk
Portfolio quality and concentration
Our lending portfolio is diversified over various sectors and countries.

The total gross carrying amounts is
composed of approximately 65 % business lending and 35 % consumer lending. For a detailed breakdown of ING’s credit risk portfolio by Sector and Geographical area, refer to the section “Credit Risk portfolio” reported in the
‘Risk management’ section of the 2021 Annual Report.
ING’s total gross carrying amounts

increased compared to year-end 2021 due to higher customer lending and cash and balances with central banks.
Loan loss provisioning (*)
ING recognises

loss allowances based on the expected credit loss (ECL) model of IFRS 9, which is designed to be forward-looking. The IFRS 9 impairment requirements are

applicable to on-balance sheet financial assets
measured at amortised cost or fair value through other comprehensive income (FVOCI), such as loans, debt
securities and lease receivables, as well as off-balance sheet items such as undrawn loan commitments,

certain
financial guarantees issued, and undrawn committed re

volving credit facilities.
The table below describes the portfolio composition over the different IFRS

9 stages and rating classes. The Stage
1 portfolio represents 93.4% (2021: 93.5%) of the total gross carrying amounts, mainly composed of investment grade, while Stage 2 makes up 5.4% (2021: 5.2%) and Stage 3 makes up 1.2% (2021: 1.3%) total gross carrying amounts, respectively.
Gross carrying amount per IFRS 9 stage and rating class (*)
1
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
30 June 2022
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 116,616 1 0 0 116,616 1
2-4 (AA) 112,044 3 259 0 112,303 3
5-7 (A) 170,785 13 1,402 1 172,187 14
8-10 (BBB) 336,871 62 9,745 21 346,616 83
Non-Investment grade
11-13 (BB) 164,326 231 13,745 82 178,071 314
14-16 (B) 27,239 180 16,083 367 43,322 548
17 (CCC) 6,267 7 4,391 213 10,658 220
Substandard grade
18 (CC) 5,654 780 5,654 780
19 (C) 2,710 420 2,710 420
Non-performing loans 20-22 (D) 11,831 3,640 11,831 3,640
Total 934,148 497 53,989 1,885 11,831 3,640 999,968 6,022
1 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions (€
117

million) are excluded.
Gross carrying amount per IFRS 9 stage and rating class (*)
1
in EUR million
12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
31 December 2021
Rating class
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Gross
Carrying
Amount
Provisions
Investment grade
1 (AAA) 107,788 3 0 107,788 3
2-4 (AA) 106,673 5 197 106,870 5
5-7 (A) 152,167 17 1,000 1 153,167 17
8-10 (BBB) 328,302 73 7,232 14 335,533 87
Non-Investment grade
11-13 (BB) 163,228 208 14,679 86 177,908 294
14-16 (B) 26,852 185 17,931 404 44,783 589
17 (CCC) 5,377 10 4,354 198 9,730 207
Substandard grade
18 (CC) 2,314 173 2,314 173
19 (C) 1,769 142 1,769 142
Non-performing loans 20-22 (D) 12,072 3,851 12,072 3,851
Total 890,387 501 49,476 1,016 12,072 3,851 951,934 5,368
1 IAS 37 provisions are established for non-credit replacement guarantees not in the scope of IFRS 9. Total

IAS 37 provisions (€
114.4

million) are excluded.
Changes in gross carrying amounts and loan loss provisions (*)
The table below provides a reconciliation by stage of the gross carrying amount and allowances for loans and
advances to banks and customers, including loan commitments and financial guarantees.

The transfers of
financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and
associated allowance for ECL. This includes the net-remeasurement of ECL arising from stage transfers,

for
example, moving from a 12-month (Stage 1) to a lifetime

(Stage 2) ECL measurement basis. The net-
remeasurement line represents the changes in provisions for

facilities that remain in the same stage.
Please note the following comments with respect to the movements observed in the table below:
◾ Stage 3 gross carrying amount decreased by € 0.2

billion from €
12.1

billion as per 31 December 2021
mainly as a result of write-offs and generally low inflow into NPL in the first half of 2022;
◾ Stage 2 gross carrying amount increased by € 4.5

billion from €
49.5

billion as per 31 December 2021. This
is mainly caused by the Significant Lifetime PD trigger (€ 6.4 billion) driven by downgrades of the Russian
portfolio and to a lesser extent the 30 Days past due trigger (€ 1.9 bn), offset by decreases in other triggers mainly the Forbearance (-/-€ 4.0

billion) trigger.

For the latter,

a 2-year probation period is
required before a client can move back to Stage

1 and the decrease relates to the fact that the start

of
the COVID pandemic is now more than 2 years ago;
◾
In the first half year of 2022, the largest increases in Stage 2 were in Natural Resources, Non-Bank
Financial Institutions and Telecom

of €
3.9

billion, €
0.9

billion and €
0.6

billion respectively, materially
impacted by the Russian portfolio. Largest decreases were in Automotive and Utilities with €
0.7 bn
release each. The largest Stage 2 outstandings per economic sector as per 30 June 2022 are Natural
Resources, Transportation

& Logistics, Real Estate and Services representing
13%, 9%, 8 % and 8 % of the
total Stage 2 gross carrying amounts respectively.
Additional information on macroeconomic scenarios is included in the section ‘Macro-economic scenarios and sensitivity analysis of key sources of estimation uncertainty’.
Changes in gross carrying amounts and loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit
impaired (Stage 3)
Total
30 June 2022
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
Transfer

into 12-month ECL (Stage 1)
8,534 13 -8,259 -115 -275 -28 -0 -130
Transfer

into lifetime ECL not credit impaired (Stage 2)
-17,556 -53 18,174 720 -618 -71 -0 596
Transfer

into lifetime ECL credit impaired (Stage 3)
-1,451 -9 -851 -53 2,302 611 0 549
Net remeasurement of loan loss provisions
-39 301 4 266
New financial assets originated or purchased
119,993 123 119,993 123
Financial assets that have been derecognised
-75,384 -34 -5,313 -49 -2,080 -137 -82,777 -220
Net drawdowns and repayments
9,625 761 431 10,818
Changes in models/risk parameters

Increase in loan loss provisions
1 804 379 1,184
Write-offs
-648 -648
Recoveries of amounts previously written off
28 28
Foreign exchange and other movements
-5 65 30 90
Closing balance
934,148 497 53,989 1,885 11,831 3,640 999,968 6,022
1

Stage 3 Lifetime credit impaired provision includes €
5

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €
1,189

million of which €
1,184

million related to IFRS-9 eligible financial assets, €
4

million related to non-credit replacement guarantees and €
1

million to modification gains and losses on
restructured financial assets.
Changes in gross carrying amounts and loan loss provisions (*)
1, 2
in EUR million 12-month ECL (Stage 1)
Lifetime ECL not credit
impaired (Stage 2)
Lifetime ECL credit impaired
(Stage 3)
Total
31 December 2021
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Gross
carrying
amount Provisions
Opening balance
844,231 581 59,313 1,476 13,398 3,797 916,942 5,854
Transfer

into 12-month ECL (Stage 1)
15,157 20 -14,322 -279 -835 -54 -0 -313
Transfer

into lifetime ECL not credit impaired (Stage 2)
-19,737 -32 20,537 206 -800 -75 -0 100
Transfer

into lifetime ECL credit impaired (Stage 3)
-2,166 -13 -1,589 -96 3,755 820 -0 712
Net remeasurement of loan loss provisions
-130 -228 404 46
New financial assets originated or purchased
208,501 149 208,501 149
Financial assets that have been derecognised
-125,819 -73 -11,935 -104 -1,898 -237 -139,652 -414
Net drawdowns and repayments
-29,781 -2,527 -694 -33,002
Changes in models/risk parameters

12 41 130 184
Increase in loan loss provisions
-67 -460 989 462
Write-offs
-854 -854 -854 -854
Recoveries of amounts previously written off
45 45
Foreign exchange and other movements
-13 1 -125 -138
Closing balance
890,386 501 49,476 1,016 12,072 3,851 951,934 5,368
1

Stage 3 Lifetime credit impaired provision includes €
4

million on Purchased or Originated Credit Impaired.
2

The addition to the loan provision (in the condensed consolidated statement of profit or loss) amounts to €
516

million of which €
462

million related to IFRS-9 eligible financial assets, €
43

million related to non-credit replacement guarantees and €
11

million to modification gains and
losses on restructured financial assets.
Macroeconomic scenarios and sensitivity analysis of key sources of estimation uncertainty (*)
Methodology (*)
Our methodology in relation to the adoption and generation of macroeconomic scenarios is described in this section. We continue to follow this methodology in generating our probability-weighted ECL, with consideration
of alternative scenarios and management adjustments supplementing this ECL where, in management's opinion,
the consensus forecast does not fully capture the extent

of recent credit or economic events. The
macroeconomic scenarios are applicable to the whole ING portfolio in the scope of IFRS 9 ECLs.
The IFRS 9 standard, with its inherent complexities and potential impact on the carrying amounts of our assets
and liabilities, represents a key source of estimation uncertainty.

In particular, ING’s

reportable ECL numbers are
most sensitive to the forward-looking macroeconomic forecasts used as model inputs, the probability-weights
applied to each of the three scenarios, and the criteria for identifying a significant increase in credit risk. As such, these crucial components require consultation and management judgement, and are subject to extensive
governance.
Baseline scenario (*)
As a baseline for IFRS 9, ING has adopted a market-neutral view combining consensus forecasts for economic
variables (GDP,

unemployment) with market forwards (for interest

rates, exchange rates

and oil prices). The
Oxford Economics’ Global Economic Model (OEGEM) is used to complement the consensus with consistent
projections for variables for which there are no consensus estimates available (most notably house prices and –
for some countries - unemployment), to generate

alternative scenarios, to convert annual consensus information to a quarterly frequency and to ensure general consistency

of the scenarios.
The relevance and selection of macroeconomic variables is defined by the ECL models under credit risk model governance. The scenarios are reviewed and challenged by two panels. The first panel consists of economic
experts from Global Markets Research and risk and modelling specialists, while the second panel consists of
relevant senior managers.

Alternative scenarios and probability weights (*)
Two alternative scenarios are taken

into account; an upside and a downside scenario. The alternative scenarios have technical characteristics as they are

based on the forecast errors of the OEGEM.
To understand

the baseline level of uncertainty around any forecast,

Oxford Economics keeps

track of all its
forecast errors of the past 20 years.

The distribution of forecast errors for

GDP,

unemployment, house prices and
share prices is applied to the baseline forecast creating a broad range of alternative outcomes. In addition, to
understand the balance of risks facing the economy in an unbiased way,

Oxford Economics runs a survey with
respondents from around the world and across a broad range

of industries. In this survey the respondents put
forward their views of key risks. Following

the survey results, the distribution of forecast errors

(that is being
used for determining the scenarios) may be skewed.
For the downside scenario, ING has chosen for the 90th percentile of that distribution because this corresponds with the way risk management earnings-at-risk is defined within the Group. The upside scenario is represented by the 10th percentile of the distribution. The applicable percentiles of the distribution imply a 20% probability for each alternative scenario. Consequently,

the baseline scenario has a 60% probability weighting. Please note that, given their technical nature, the downside and upside scenarios are not based on an explicit specific narrative.
Macroeconomic scenarios applied (*)
The loan loss provisions are based on the June 2022 consensus forecasts.
Baseline assumptions (*)
The general picture that the consensus conveys

is that higher inflation will be more persistent but still to be transitory and, in combination with an overall tightening of monetary conditions,

fall back towards most central
bank’s targets

over the course of the forecast horizon. The baseline assumes that the Russia-Ukraine war will not
spread beyond Ukraine but that the war drags on with risks to the energy outlook. Against a background of
slowing economic (and hence disposable income) growth, increasing unemployment, higher interest rates and,
for some markets, high valuations house prices growth is expected to level off to low single digit rates or price
declines.

The June 2022 consensus expects global output growth (ING definition), after a strong rebound in 2021 of 5.9%, to slow to 2.7 % in 2022 and to level off further to an at or around 2.5
% growth rate in the years thereafter.

When compared to the December 2021 consensus forecast, used for the

2021 Annual Report, the June 2022
forecast assumes a less strong economic environment.

Global GDP is expected to increase by
2.7 % in 2022
(compared to 4.1 % assumed before) and 2.5 % in 2023 ( 3.1 % assumed before). This downward adjustment reflects the repercussions from the Russia-Ukraine war and the surge in commodity and oil prices squeezing
household incomes and pushing up interest rates. Although to various degrees, these developments all weigh on
the economic outlook of the various countries. Tightening of monetary conditions is seen to be swifter in the US than in the eurozone while the European economies are more directly exposed to the Russia-Ukraine war.
Alternative scenarios and risks (*)
Because of the possible consequences of the Russia-Ukraine war,

uncertainty surrounding the forecasts is
assessed as being larger than usual. This reflects uncertainty about European energy supply and worries about more persistent high inflation. To

reflect the general increase of uncertainty surrounding the forecasts,

the
dispersion of the alternative scenarios was used in Q2 2022 at the same widened level as used in Q4 2021 provisioning (half-widened dispersion). The downward skew

following on from the outcomes of Oxford
Economics’ Global Risk Survey has been maintained and is more negative compared to what has been assumed
for Q4 2021.

The downside scenario – though technical in nature – sees, for most countries, a fast deceleration of economic
growth followed by a recession. Unemployment increases strongly in this scenario and house prices in most
countries show outright falls. The downside scenario captures a possible escalation of the Russia-Ukraine war

and
a more pronounced and prolonged surge

in inflation (cut off from Russian gas supplies).
The upside scenario – while equally technical in nature – reflects the possibility of a better economic outturn in case the Russia-Ukraine war would end quickly and a quicker fading of coronavirus and other concerns leading to
a consumer-led recovery in advanced economies as consumers

spend (some of) their savings accumulated at the
height of the corona crisis.
Management adjustments applied this year (*)
In times of volatility and uncertainty where portfolio quality and the economic environment are changing rapidly,
models alone may not be able to accurately predict losses. In these cases, management adjustments can be
applied to appropriately reflect ECL. Management adjustments can also be applied where the impact of the
updated macroeconomic scenarios is over-

or under-estimated by the IFRS 9 models.

ING has internal governance frameworks and controls

in place to assess the appropriateness of all management
adjustments.
Management adjustments to ECL models (*)
in EUR million
30
June
2022
31

December

2021
Economic sector based adjustments 68 341
Second order impact adjustments 268 0
Payment holiday adjustments 0 32
Mortgage portfolio adjustments 131 124
Other Post Model Adjustments 1 25 121
Total management

adjustments
492 618
1

Prior period figure has been updated to conform to current year presentation
December 2021 management adjustments included an economic sector-based management adjustment of €
341
million because of delays in defaults occurring in the Covid-19 related crisis, mainly as a result of government support programmes. In determining the sector-based management adjustment, a heatmap approach was used
to adjust the probability of default for sectors

where businesses are significantly impacted by the pandemic. In the first half year of 2022, as it became clearer the Covid-19 had less than expected impact on the number of defaults, the economic sector-based management adjustment

has been partly released and partly been
converted to second order impact adjustment (see below). The remaining € 68 million relates to business banking
clients that have benefitted from government

support programmes in the Netherlands such as deferral of tax payments that will end in the second half of 2022.
ING performed an assessment for both wholesale banking and retail banking on the impact of the developing situation in Ukraine, the increase in energy prices and other macro-economic developments such as increase of inflation and rising interest rates. As the credit risk models assume that these effects materialize via other risk
drivers such as GDP and unemployment rates with an delay,

an overlay approach was determined to timely
estimate the Expected Credit Losses for private

individuals. As at 30 June 2022 the second order impact overlay for Retail countries amounts to € 40 m.
In Wholesale banking it was assessed that the economic effects of Covid-19 is not the biggest risk anymore and that other risks have emerged – mainly high energy prices, high interest rates and inflation, supply chain issues
and staffing shortages. A heatmap approach was used to

adjust the probability of default for clients that are
expected to be significantly impacted by these emerged risks. As at

30 June 2022 the second order impact
overlay for Wholesale banking amounts to € 228 m.
As payment holiday programs generally

have expired, this Covid-19 related

management adjustment has been
fully released.

ECL of mortgage portfolios determined by the models continued to decrease rapidly during 2021 and decreased
further in the first half of 2022, driven by significant increase of house prices in various countries. Management adjustments of € 131

million in total, mainly in stage 2 and 3, have been recognised in ING Netherlands, Belgium,
Germany and Australia to maintain an appropriate

level of ECL and reflecting a potential impact of higher
inflation and interest rates on clients’

ability to pay and a potential impact of market uncertainty on the recovery value of residential real estate. The management adjustment

for the Netherlands mortgage portfolio was
determined by developing three alternative macroeconomic forecast scenarios, in addition to the consensus
base, up- and down-scenarios, that reflect a correction in the house prices in the next 3 years bringing it back in line with the historical growth rate. For other countries,

management adjustments were determined by
calculating the impact of lower house prices on LTVs

and LGDs.

Other Post Model Adjustments mainly relate to the impact of model redevelopment or recalibration and periodic
model assessment procedures that have not been incorporated

in the ECL models yet. These result from both
regular model maintenance and ING’s multiyear

program to update ECL models for the new definition of default.
These adjustments will be removed once updates to the models have been implemented

.
Analysis on sensitivity (*)
The table below presents the analysis on the sensitivity of key forward-looking macroeconomic inputs used in the
ECL collective-assessment modelling process and the probability-weights applied to each of the three scenarios.
The countries included in the analysis are the most significant geographic regions, in terms of both gross contribution to reportable ECL, and sensitivity of ECL to forward

-looking macroeconomics. Accordingly,

ING
considers these portfolios to present the most significant

risk of resulting in a material adjustment to the carrying
amount of financial assets within the next financial year.

ING also observes that, in general, the Wholesale
Banking business is more sensitive to the impact of forward-looking macroeconomic scenarios.
The purpose of the sensitivity analysis is to enable the reader to understand the extent of the impact from the upside and downside scenario on model-based reportable ECL. The table does not include any management adjustments.

In the table below the Real GDP is presented in percentage

year-on-year change, the unemployment in
percentage of total labour force and the house price index

(HPI) in percentage year-on year change.
Sensitivity analysis as at June 2022

(*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 3.6 2.5 3.0
297 20%
361
Unemployment 3.7 3.7 3.5
HPI 17.6 15.7 4.1
Baseline Scenario

Real GDP 2.8 1.3 1.8
337 60% Unemployment 4.1 4.5 4.7
HPI 14.8 2.7 1.9
Downside scenario
Real GDP 0.3 -1.4 0.8
494 20% Unemployment 5.8 6.9 8.0
HPI 11.1 -13.4 -0.9
Germany
Upside scenario
Real GDP 2.8 3.6 2.3
642 20%
787
Unemployment 2.7 2.6 2.2
HPI 11.7 6.3 4.8
Baseline Scenario

Real GDP 1.8 2.1 1.8
772 60% Unemployment 3.1 3.2 3.3
HPI 10.8 3.3 1.4
Downside scenario
Real GDP -0.3 -1.2 0.6
977 20% Unemployment 4.6 5.3 5.8
HPI 9.0 -2.1 -2.3
Belgium
Upside scenario
Real GDP 3.1 3.0 2.2
546 20%
608
Unemployment 5.2 5.1 5.2
HPI 4.8 3.0 2.5
Baseline Scenario

Real GDP 2.4 1.8 1.8
596 60% Unemployment 5.7 5.7 5.8
HPI 4.4 2.3 2.0
Downside scenario
Real GDP 0.8 -0.3 1.3
705 20% Unemployment 6.9 7.7 8.2
HPI 3.2 0.3 0.7
United States
Upside scenario
Real GDP 3.9 2.5 2.4
68 20%
156
Unemployment 3.6 3.3 2.8
HPI 10.1 4.4 8.1
Baseline Scenario

Real GDP 2.4 1.5 1.7
124 60% Unemployment 3.9 4.2 4.2
HPI 9.8 1.2 2.3
Downside scenario
Real GDP 0.2 -1.6 0.1
342 20% Unemployment 6.0 7.2 8.3
HPI 8.7 -4.3 -4.1
1 Excluding management adjustments.
Sensitivity analysis as at December 2021 (*)
2022 2023 2024
Un-weighted
ECL (Eur mln)
Probability-
weighting
Reportable ECL
(Eur mln) 1
Netherlands
Upside scenario
Real GDP 5.1 2.9 2.7
259 20%
307
Unemployment 3.2 2.9 2.9
HPI 23.3 10.9 0.9
Baseline Scenario

Real GDP 3.4 2.0 1.7
289 60% Unemployment 3.7 4.1 4.3
HPI 13.1 2.8 0.8
Downside scenario
Real GDP -1.5 1.2 0.7
411 20% Unemployment 5.6 6.8 7.8
HPI 0.3 -7.7 0.6
Germany
Upside scenario
Real GDP 6.2 3.1 1.6
457 20%
483
Unemployment 2.9 2.2 1.9
HPI 12.9 7.9 5.3
Baseline Scenario

Real GDP 4.0 2.3 1.4
475 60% Unemployment 3.4 3.1 3.1
HPI 10.4 4.6 1.9
Downside scenario
Real GDP -0.6 0.9 0.8
535 20% Unemployment 5.0 5.4 5.7
HPI 5.3 0.4 -2.1
Belgium
Upside scenario
Real GDP 4.6 2.5 2.0
364 20%
393
Unemployment 5.6 5.6 5.9
HPI 3.9 2.7 2.9
Baseline Scenario

Real GDP 3.1 2.0 1.8
383 60% Unemployment 6.1 6.3 6.3
HPI 3.0 2.3 2.3
Downside scenario
Real GDP -0.4 1.4 1.4
451 20% Unemployment 7.6 8.6 9.0
HPI 0.4 1.0 1.0
United States
Upside scenario
Real GDP 6.7 2.4 3.1
28 20%
75
Unemployment 3.5 2.5 2.4
HPI 10.4 8.1 8.7
Baseline Scenario

Real GDP 4.0 2.5 2.1
55 60% Unemployment 4.0 3.7 3.7
HPI 9.1 3.0 3.3
Downside scenario
Real GDP -0.7 1.1 0.3
183 20% Unemployment 6.5 7.4 8.0
HPI 5.3 -3.2 -3.0
1 Excluding management adjustments.
When compared to the sensitivity analysis of 2021, the macroeconomic inputs for 2022 and 2023 are less favourable, driven by worsened

macro-economic outlook as a result of the war in Ukraine as well as its indirect effects such as inflation and increasing interest

rates. Both 2021 and 2022 contain half widened dispersion
around upside and downside scenarios, for 2021 reflecting continuing but decreased short term uncertainty related to the impact of Covid-19 and for 2022 reflecting short term uncertainty around the war in Ukraine and
its indirect effects. The increase in reportable ECL compared to 2021 is mainly caused by higher model ECL
amounts as per June 2022 as a result of increased provisions for Russia related exposures in Stage 2.

While the table above does give a high-level indication of the sensitivity of the outputs to the different scenarios,
it does not provide insight into the interdependencies and correlations between different macroeconomic
variable inputs. On total ING level, the unweighted ECL for

all collective provisioned clients in the upside scenario
was € 2,754

million, in the baseline scenario €
3,181

million and in the downside scenario €
4,305

million compared
to € 3,337

million reportable collective provisions as per 30 June 2022 (excluding all management adjustments).
This reconciles as follows to the reported ECL’s:
Reconciliation of model (reportable) ECL to total ECL (*)
in EUR million
30

June
2022
31

December

2021
Total model ECL 1 3,337 2,408
ECL from individually assessed impairments 2,193 2,342
ECL from management adjustments
1
492 618
Total ECL 6,022 5,368
1 Prior period figure has been updated to conform

to current year presentation
Criteria for identifying a significant increase in credit risk (SICR) (*)
For the methodology and our approaches on absolute lifetime PD threshold and relative lifetime PD threshold,
please refer to the “Risk management” section in the Annual Report ING Group for the year ended December 31,
2021.

In the table below the average increase in PD at origination needed to be classified in Stage

2 is reported, taking
into account the PD at origination of the facilities included in each combination of asset class and rating quality.
In terms of rating quality,

assets are divided into “Investment grade” and “Non-investment grade” facilities.
Rating 18 and 19 are not included in the table since facilities are not originated in these ratings and they constitute a staging trigger of their own (i.e. if a facility is ever to reach rating

18 or 19 at reporting date, it is
classified in Stage 2). In the table below values are weighted by IFRS 9 exposure and shown for both year-end
2021 and June 2022.
In order to represent the thresholds as a ratio (i.e. how much should the PD at origination increase in relative
terms to trigger Stage 2 classification) the absolute threshold is recalculated as a relative threshold for disclosure
purposes. Since breaching only relative or absolute threshold triggers Stage 2 classification,

the minimum
between the relative and recalculated absolute threshold

is taken as value of reference

for each facility.
Quantitative SICR thresholds

(*)
30 June 2022 31 December 2021
Average threshold ratio
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Investment
grade (rating
grade 1-10)
Non-
investment
grade (rating
grade 11-17)
Asset class category
Mortgages 2.7 2.3 2.7 2.2
Consumer Lending 3.4 1.8 2.8 1.7
Business Lending 3.4 2.2 4.0 2.2
Governments and Fin. Institutions 7.7 2.2 7.9 2.2
Other Wholesale Banking 4.3 1.9 4.5 2.0
As it is apparent from the disclosures above, as per ING’s methodology,

the threshold is tighter the higher the
riskiness at origination of the assets, and confirmed by the noticeable difference between the average threshold
applied to investment grade facilities and non-investment

grade facilities. In addition to the above, asset classes
having usually more favourable ratings

at origination (i.e. Governments and Financial Institutions) show an average threshold higher than the rest in investment

grade assets. Changes in the threshold averages between
the two reporting dates are caused by model updates (the staging parameters have been recalibrated)

and/ or by
changes in portfolio composition.
Sensitivity of ECL to PD lifetime PD thresholds
The setting of PD threshold bandings requires management judgement and is a key source of estimation
uncertainty. On Group

level, the total ECL collective-assessment for performing

assets is €
1,849

million (2021:
€ 1,003

million) (without taking management adjustments into account). To demonstrate the sensitivity of the
ECL to these PD thresholds bandings, analysis was run on all collectively-assessed assets, which assumed all assets (Stage 1 and 2) were below the threshold and apportioned a 12-month ECL. On the same asset base, analysis was run which assumed all performing assets were above the threshold and apportioned a lifetime ECL.
This gave rise to hypothetical collective-assessment ECLs

of €
1,321

million (2021: €
634

million) and €
3,258
million (2021: € 2,232

million) respectively. Please note that

in this analysis all other ECL risk parameters (except
for the stage) were kept

equal.
Market risk
IBOR transition (*)
In line with the recommendations from the Financial Stability Board, a fundamental review of important interest
rates benchmarks has been undertaken. While some interest

benchmarks have been reformed, others have

or
will be replaced by risk-free rates

(RFR) and discontinued. The reform of EURIBOR was completed in 2019 and allows for continued use. EONIA ceased to be published on 3 January 2022 and was succeeded by €STR, GBP,
CHF,

JPY,

and EUR LIBOR rates ceased on 31 December 2021. The most used USD LIBOR tenors will continue to be published until the end of June 2023 to support legacy products.

During 2021, ING and the industry focused on the transition of EONIA and non-USD LIBOR contracts. In 2022, the focus has shifted to USD LIBOR, with new USD lending already using alternative rates based on SOFR.

This is
consistent with guidance issued to limit the use of USD LIBOR from 1 January 2022 onward. A permitted exception are risk reduction trades to

help manage the run-off of existing USD LIBOR contracts and positions.

To enable these changes, the financial sector has issued several guidance papers and other initiatives to help
phase in key components of this transition. For example

ISDA issued an IBOR fallback supplement to help ensure
clear fallback rates apply on the discontinuation of key

IBORs. For loans, various recommendations have been
made to help drive the inclusion of consistent robust fallback pro visions.

Public authorities have also recognised that certain contracts do not contain provisions for any alternatives,
contain inappropriate alternatives, or cannot be renegotiated prior to the expected cessation date (‘tough legacy’
contracts). In response, the European Commission has implemented legislation that gives the Commission the
power to replace critical benchmarks if their termination would significantly disrupt or otherwise affect the
functioning of the financial markets in the EU. For USD LIBOR specific actions have yet to be announced. In
addition, the Financial Conduct Authority (FCA) has the remit to temporary publish a ‘’synthetic’’

LIBOR beyond
the cessation date using a different methodology.

The FCA has not yet decided whether it will require the
administrator to publish synthetic USD LIBOR rates

after June 2023, however such an action was taken for

GBP
and JPY LIBOR.
At the end of 2021, ING Group had significant exposures to USD LIBOR. Due to the discontinuation of this
important rate, ING Group, its customers,

and the financial services industry face a number of risks. These risks include legal, financial, operational, and conduct risk. Legal risks are related to any required changes to existing
transactions. Financial risks may arise due to declining liquidity and may impact a contract directly or the ability
to hedge the risks in that contract. Operational risks due to the requirement to adapt IT systems, trade

reporting
infrastructure and operational processes to the new

benchmark rates. Conduct risk also plays a role, given that
the renegotiation of loan contracts requires active engagement from all parties to a contract, and may lead to
negotiations concentrated in a period close to actual cessation. ING continues to reach out to impacted clients in
order to manage the relevant timelines.
The ING IBOR programme has governance in place with progress being tracked by business line steering
committees reporting into a central IBOR steering

committee. The programme assesses and coordinates

the
actions necessary to manage the required changes to internal processes and systems,

including pricing, risk
management, legal documentation, hedge arrangements,

as well as the impact on our customers. ING continues
to monitor market developments and any reform

plans for other rates, to anticipate the impact on the program, our customers and any related risks.
As at 30 June 2022 approximately EUR 40,485

million (31 December 2021: EUR
41,805

million) of non-derivative
financial assets and approximately EUR 1,501

million (31 December 2021: EUR
1,542

million) of non-derivative
liabilities linked to USD LIBOR have yet to transition

to alternative benchmark rates. In addition, ING had as at 30
June 2022 approximately EUR 9,979

million (31 December 2021: EUR
16,435

million) of fully undrawn committed
credit facilities linked to USD LIBOR that have

yet to transition.
The tables below summarize these approximate exposures

for USD LIBOR and excludes exposures that will expire
before transition date 30 June 2023.
Non derivative Financial instruments to transition to alternative benchmarks (*)
in EUR million at 30 June 2022
Financial Assets

non-derivative
Financial Liabilities

non-derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR
USD LIBOR 40,485 1,501 9,979
CHF LIBOR
EONIA
Total 40,485 1,501 9,979
Non derivative Financial instruments to transition to alternative benchmarks (*)
in EUR million at 31 December 2021
Financial Assets

non-derivative
Financial Liabilities

non-derivative
Off balance sheet
commitments
Carrying value Carrying value Nominal value
By benchmark rate
GBP LIBOR 764 350
USD LIBOR 41,805 1,542 16,435
CHF LIBOR 1
EONIA 23 184
Total 42,570 1,565 16,969
As at 30 June 2022 approximately EUR 508,877

million (31 December 2021: EUR
488,499

million) derivatives
notional exposures linked to USD LIBOR have yet

to transition. The conduct risk is limited as the majority of derivatives are transacted with clearing houses which will transition through a standardized exercise

in the
second quarter of 2023 and for not centrally cleared derivatives the main transition will occur via ISDA IBOR
fallback protocol at the USD LIBOR cessation date. The GBP LIBOR contracts included as at 31 December 2021
have transitioned.
Derivative Financial instruments

to transition to alternative benchmarks (*)
30 June 2022 31 December 2021
in EUR million
Nominal value Nominal value
By benchmark rate 1
GBP LIBOR 822
USD LIBOR 508,877 488,499 2
Total 508,877 489,321
1 For cross currency swaps all legs of the swap are included that are linked to a main IBOR that is significant to ING Group.
2 The prior period has been updated to improve consistency and comparability.